CVC - FAIR VALUE MEASUREMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents for each of these hierarchy levels, the Company's financial assets and financial liabilities that are measured at fair value on a recurring basis:

	Fair Value Hierarchy	March 31, 2018	December 31, 2017
Assets:
Money market funds	Level I	$1,121,432	$5,949
Investment securities pledged as collateral	Level I	1,467,781	1,720,357
Prepaid forward contracts	Level II	72,554	52,545
Liabilities:
Prepaid forward contracts	Level II	13,706	162,049
Interest rate swap contracts	Level II	109,824	77,902
Contingent consideration related to 2017 acquisitions	Level III	3,233	32,233

The following table presents for each of these hierarchy levels, the Company's financial assets and financial liabilities that are measured at fair value on a recurring basis:

	Fair Value Hierarchy	December 31, 2017	December 31, 2016
Assets:
Money market funds (of which $14,700 is classified as restricted cash as of December 31, 2016)	Level I	$5,949	$100,139
Investment securities pledged as collateral	Level I	1,720,357	1,483,030
Prepaid forward contracts	Level II	52,545	10,956
Liabilities:
Prepaid forward contracts	Level II	162,049	13,158
Interest rate swap contracts	Level II	77,902	78,823
Contingent consideration related to 2017 acquisitions	Level III	32,233	—

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments

		March 31, 2018		December 31, 2017
	Fair Value Hierarchy	Carrying Amount (a)	Estimated Fair Value	Carrying Amount (a)	Estimated Fair Value
CSC Holdings debt instruments:
Credit facility debt	Level II	$4,442,684	$4,477,500	$3,393,306	$3,435,000
Collateralized indebtedness	Level II	1,351,271	1,298,060	1,349,474	1,305,932
Senior guaranteed notes	Level II	3,283,283	3,231,825	2,291,185	2,420,000
Senior notes and debentures	Level II	6,108,028	6,797,434	6,409,889	7,221,846
Notes payable	Level II	78,938	76,340	56,956	55,289
Cablevision senior notes:
Senior notes and debentures	Level II	1,068,142	1,172,906	1,818,115	1,931,239
Cequel debt instruments:
Cequel credit facility	Level II	1,247,318	1,255,513	1,250,217	1,258,675
Senior secured notes	Level II	2,571,465	2,580,000	2,570,506	2,658,930
Senior notes	Level II	2,779,048	2,987,700	2,770,737	2,983,615
Notes payable	Level II	24,149	24,149	8,946	8,946
		$22,954,326	$23,901,427	$21,919,331	$23,279,472

(a)	Amounts are net of unamortized deferred financing costs and discounts.

The carrying values, estimated fair values, and classification under the fair value hierarchy of the Company's financial instruments, excluding those that are carried at fair value in the accompanying consolidated balance sheets, are summarized as follows:

		December 31, 2017		December 31, 2016
	Fair Value Hierarchy	Carrying Amount (a)	Estimated Fair Value	Carrying Amount (a)	Estimated Fair Value
Altice USA debt instruments:
Notes payable to affiliates and related parties	Level II	$—	$—	$1,750,000	$1,837,876
CSC Holdings debt instruments:
Credit facility debt	Level II	3,393,306	3,435,000	2,631,887	2,675,256
Collateralized indebtedness	Level II	1,349,474	1,305,932	1,286,069	1,280,048
Senior guaranteed notes	Level II	2,291,185	2,420,000	2,289,494	2,416,375
Senior notes and debentures	Level II	6,409,889	7,221,846	6,732,816	7,731,150
Notes payable	Level II	56,956	55,289	13,726	13,260
Cablevision senior notes	Level II	1,818,115	1,931,239	2,742,082	2,920,056
Cequel debt instruments:
Cequel credit facility	Level II	1,250,217	1,258,675	812,903	815,000
Senior secured notes	Level II	2,570,506	2,658,930	2,566,802	2,689,750
Senior notes	Level II	2,770,737	2,983,615	3,176,131	3,517,275
Notes payable	Level II	8,946	8,946	—	—
		$21,919,331	$23,279,472	$24,001,910	$25,896,046

(a)	Amounts are net of unamortized deferred financing costs and discounts/premiums.

Cablevision Systems Corporation And Subsidiaries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents for each of these hierarchy levels, the Company's financial assets and financial liabilities that are measured at fair value on a recurring basis:

	At December 31, 2015
	Level I	Level II	Level III	Total
Assets:
Money market funds	$922,765	$—	$—	$922,765
Investment securities	130	—	—	130
Investment securities pledged as collateral	1,211,982	—	—	1,211,982
Prepaid forward contracts	—	82,408	—	82,408
Liabilities:
Prepaid forward contracts	—	2,706	—	2,706

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments
The carrying values, estimated fair values, and classification under the fair value hierarchy of the Company's financial instruments, excluding those that are carried at fair value in the accompanying consolidated balance sheets, are summarized as follows:

		December 31, 2015
	Fair Value Hierarchy	Carrying Amount	Estimated Fair Value

Debt instruments:
Credit facility debt	Level II	$2,514,454	$2,525,654
Collateralized indebtedness	Level II	1,191,324	1,176,396
Senior notes and debentures	Level II	5,801,011	5,756,608
Notes payable	Level II	14,544	14,483
Total debt instruments		$9,521,333	$9,473,141